Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued Expenses and Other Current Liabilities
24.	Accrued Expenses and Other Current Liabilities

As at December 30, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	63,105	64,624
Accrued taxes and related expenses (Note 27)	11,464	11,918
Contract liabilities and unearned revenues (Note 5)	10,063	8,595
Accrued employee benefits and other provisions (Note 28)	9,087	10,397
Liability from redemption of preferred shares (Notes 20 and 28)	7,842	7,849
Accrued interests and other related costs (Note 29)	1,783	1,872
Others	2,769	2,504
	106,113	107,759

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services and other operational related expenses pending receipt of billings and statement of accounts from suppliers.  These liabilities are noninterest-bearing and are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Accrued interests and other related costs are noninterest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.

Other accrued expenses and other current liabilities are noninterest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.